Share-based payments - Narrative (Details) - BSA 2014 - € / shares		6 Months Ended
	Sep. 16, 2014	Jun. 30, 2024
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share)	€ 17.67	€ 17.67
Number of preceding trading days taken into account in the determination of the share price on the grant date		20 days